Goodwill and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Schedule of goodwill and other assets	Other assets consist of:

	December 31, 2022	December 31, 2021
Goodwill	$2,775	$2,775
Equity investments	2,059	1,247
Other assets	1,075	1,124
	$5,909	$5,146